Income Taxes (Reconciliation Of Unrecognized Tax Benefit Amounts) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Income Taxes [Abstract]
Unrecognized tax benefit balance, beginning of year	$ 13.7	$ 17.6	$ 26.8
Increases in unrecognized tax benefits as a result of tax positions taken during the current year	1.0	2.0
Increases in unrecognized tax benefits as a result of tax positions taken during prior years
Decreases in unrecognized tax benefits as a result of tax positions taken during prior years	(0.2)	(2.7)
Settlements with taxing authorities		(8.7)
Lapse of applicable statutes of limitations	(1.3)	(0.8)
Impact of foreign currency exchange rates	(3.4)	1.0
Unrecognized tax benefit balance, end of year	$ 13.7	$ 17.6	$ 26.8